Offsetting financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	₩ 56,232,642	₩ 51,172,052
Gross amounts of recognized financial liabilities set off in the statement of financial position	31,904,191	25,103,629
Net amounts of financial assets presented in the statement of financial position	24,328,451	26,068,423
Related amounts not set off in the statement of financial position (Financial instruments)	18,655,591	16,910,211
Related amounts not set off in the statement of financial position (Cash collateral received)	318,813	296,155
Net amount	5,354,047	8,862,057
Derivatives and other financial instruments
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	9,131,559	7,885,559
Gross amounts of recognized financial liabilities set off in the statement of financial position	1,535,614	616,774
Net amounts of financial assets presented in the statement of financial position	7,595,945	7,268,785
Related amounts not set off in the statement of financial position (Financial instruments)	5,626,795	5,049,847
Related amounts not set off in the statement of financial position (Cash collateral received)	318,813	296,155
Net amount	1,650,337	1,922,783
Bonds purchased under repurchase agreements
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	12,861,514	12,005,767
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	12,861,514	12,005,767
Related amounts not set off in the statement of financial position (Financial instruments)	12,312,131	11,491,811
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	549,383	513,956
Securities loaned
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	850,188	685,091
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	850,188	685,091
Related amounts not set off in the statement of financial position (Financial instruments)	633,407	338,947
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	216,781	346,144
Domestic exchange settlement debit
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	33,367,006	30,589,675
Gross amounts of recognized financial liabilities set off in the statement of financial position	30,367,425	24,486,360
Net amounts of financial assets presented in the statement of financial position	2,999,581	6,103,315
Related amounts not set off in the statement of financial position (Financial instruments)	79,882	27,156
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	2,919,699	6,076,159
Receivables from disposal of securities
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	15,568	1,891
Gross amounts of recognized financial liabilities set off in the statement of financial position	1,152	495
Net amounts of financial assets presented in the statement of financial position	14,416	1,396
Related amounts not set off in the statement of financial position (Financial instruments)	0	0
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	14,416	1,396
Insurance receivables
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	6,807	4,069
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	6,807	4,069
Related amounts not set off in the statement of financial position (Financial instruments)	3,376	2,450
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	₩ 3,431	₩ 1,619